Annual Total Returns - BLACKROCK ENERGY OPPORTUNITIES FUND (INVESTOR C, INVESTOR A, BLACKROCK and INSTITUTIONAL) [BarChart] - Investor A, C and Institutional - BLACKROCK ENERGY OPPORTUNITIES FUND - Investor A Shares
Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	22.71%
Annual Return 2011	(16.72%)
Annual Return 2012	(4.09%)
Annual Return 2013	18.80%
Annual Return 2014	(12.09%)
Annual Return 2015	(29.69%)
Annual Return 2016	26.88%
Annual Return 2017	2.06%
Annual Return 2018	(19.93%)
Annual Return 2019	12.66%